Provisions for liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Summary of Provisions for Liabilities and Charges
The movements in 2024 and 2023 were as follows:

	Employee benefits £m	Property £m	Legal £m	Other £m	Total £m
1 January 2023	143	63	13	26	245
Charged to the income statement	3	64	23	—	90
Acquisitions	—	—	—	1	1
Utilised	(22)	(18)	—	(1)	(41)
Released to the income statement	(2)	(4)	(2)	(6)	(14)
Other movements	38	(3)	1	—	36
Exchange adjustments	(7)	(3)	—	(2)	(12)
31 December 2023	153	99	35	18	305
Charged to the income statement	14	12	102	1	129
Utilised	(33)	(17)	—	—	(50)
Released to the income statement	—	(12)	(6)	(12)	(30)
Other movements	28	(10)	—	—	18
Exchange adjustments	2	(1)	1	1	3
31 December 2024	164	71	132	8	375

	2024	2023[1]
	£m	£m
Current	143	55
Non Current	232	250
	375	305
Note
[1] Current provisions for liabilities and charges, which were not material, were previously presented within Non-current provisions for liabilities and charges.
The prior year has been restated to reflect Current provisions for liabilities and charges of £55 million and Non-current provisions for liabilities and charges of £250 million.